Debt Narrative - Other (Details) (USD $)	12 Months Ended												6 Months Ended			6 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Jun. 30, 2012 Revolving Credit Facility [Member] Home Fashion Segment [Member] Secured Debt [Member]	Jun. 15, 2012 Revolving Credit Facility [Member] Home Fashion Segment [Member] Secured Debt [Member]	Jan. 02, 2012 Revolving Credit Facility [Member] Home Fashion Segment [Member] Secured Debt [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Home Fashion Segment [Member] Secured Debt [Member]	Jun. 15, 2011 Revolving Credit Facility [Member] Home Fashion Segment [Member] Secured Debt [Member]	Jun. 16, 2006 Revolving Credit Facility [Member] Home Fashion Segment [Member] Secured Debt [Member]	Jun. 30, 2012 Letter of Credit [Member] Home Fashion Segment [Member] Secured Debt [Member]	Dec. 31, 2011 Letter of Credit [Member] Home Fashion Segment [Member] Secured Debt [Member]	Jun. 30, 2012 Base Rate [Member] Revolving Credit Facility [Member] Home Fashion Segment [Member] Secured Debt [Member]	Jun. 30, 2012 Minimum [Member] Revolving Credit Facility [Member] Home Fashion Segment [Member] Secured Debt [Member]	Jun. 30, 2012 Minimum [Member] Base Rate [Member] Revolving Credit Facility [Member] Home Fashion Segment [Member] Secured Debt [Member]	Jun. 30, 2012 Minimum [Member] LIBOR [Member] Revolving Credit Facility [Member] Home Fashion Segment [Member] Secured Debt [Member]	Jun. 30, 2012 Maximum [Member] Revolving Credit Facility [Member] Home Fashion Segment [Member] Secured Debt [Member]	Jun. 30, 2012 Maximum [Member] Base Rate [Member] Revolving Credit Facility [Member] Home Fashion Segment [Member] Secured Debt [Member]	Jun. 30, 2012 Maximum [Member] LIBOR [Member] Revolving Credit Facility [Member] Home Fashion Segment [Member] Secured Debt [Member]
Debt Instrument [Line Items]
Senior credit facility					$ 10,000,000	$ 15,000,000		$ 50,000,000	$ 250,000,000
Senior credit facility, maximum borrowing availability				45,000,000			45,000,000
Letter of credit facility, maximum aggregate amount							40,000,000
Basis spread on prime rate for calculating base rate												1.00%
Percentage spread on debt														2.00%	3.00%		2.50%	3.50%
Revolving credit facility unused line fee													0.50%			0.625%
Line of credit facility, outstanding borowings				0			0			8,000,000	9,000,000
Revolving credit facility, unused borrowing availability				100,000
Proceeds from reissuance of debt previously purchase	65,000,000	166,000,000
Principal amount of previously purchased debt, subsequently reissued	77,000,000	215,000,000
Future maturities of debt obligations
2012			96,000,000
2013			658,000,000
2014			2,147,000,000
2015			934,000,000
2016			1,054,000,000
Thereafter			1,690,000,000
Total future maturiites due on debt			$ 6,579,000,000